Asset Retirement Obligations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset Retirement Obligations, Beginning	$ 27.0	$ 34.6
Asset Retirement Obligation, Liabilities Incurred	2.0
Increase (decrease) to previously recorded ARO liability	(0.7)	5.5
Accretion expense	0.1	0.3
Payments	(3.2)	(12.1)
Foreign Currency Translation Adjustments	0.3	(1.3)
Asset Retirement Obligations, Ending	$ 25.5	$ 27.0